Filed with the U.S. Securities and Exchange Commission on July 19, 2018

1933 Act Registration File No. 333-17391
1940 Act File No. 811-07959

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N‑1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre‑Effective Amendment No.	☐
Post‑Effective Amendment No. 846	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 848	☒
(Check appropriate box or boxes.)

ADVISORS SERIES TRUST
 (Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

(Registrant's Telephone Numbers, Including Area Code) (414) 765-6872

Douglas G. Hess, President and Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:

Domenick Pugliese, Esq.
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, New York 10103

It is proposed that this filing will become effective

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment ("PEA") No. 846 to the Advisors Series Trust's (the "Trust") Registration Statement of Form N-1A hereby incorporates by reference Parts A and B of the Trust's PEA No. 832, filed on April 26, 2018.  This PEA No. 846 is being filed for the sole purpose of submitting an exhibit.

PART C

OTHER INFORMATION

Item 28.  Exhibits

(a)	Agreement and Declaration of Trust dated October 3, 1996, was previously filed with the Trust's Registration Statement on Form N-1A on December 6, 1996, and is incorporated herein by reference.

(b)
Amended and Restated By-Laws dated June 27, 2002, were previously filed with Post-Effective Amendment No. 113 to the Trust's Registration Statement on Form N-1A on January 28, 2003, and are incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders are incorporated by reference into the Trust's Agreement and Declaration of Trust and Amended and Restated By-Laws.

(d)
Investment Advisory Agreement between the Trust and Kellner Management, L.P., dated June 12, 2012, was previously filed with Post-Effective Amendment No. 433 to the Registration Statement on Form N-1A on June 26, 2012, and is incorporated herein by reference.

(i)
Amendment to the Investment Advisory Agreement dated January 1, 2018, was previously filed with Post-Effective Amendment No. 832 to the Registration Statement on Form N-1A on April 26, 2018, and is incorporated herein by reference.

(e)	Distribution Agreement dated April 30, 2018 – filed herewith.

(f)	Bonus or Profit Sharing Contracts – not applicable.

(g)
Amended and Restated Custody Agreement dated December 6, 2012, was previously filed with Post-Effective Amendment No. 474 to the Trust's Registration Statement on Form N-1A on January 23, 2013, and is incorporated herein by reference.

(i)
Amendment dated December 5, 2013, to the Amended and Restated Custody Agreement, was previously filed with Post-Effective Amendment No. 554 to the Registration Statement on Form N-1A on December 19, 2013, and is incorporated herein by reference.

(h)	Other Material Contracts

(i)
Fund Administration Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 474 to the Trust's Registration Statement on Form N-1A on January 23, 2013, and is incorporated herein by reference.

(A)
Amendment dated June 12, 2012, to the Fund Administration Servicing Agreement was previously filed with Post-Effective Amendment No. 433 to the Registration Statement on Form N-1A on June 26, 2012, and is incorporated herein by reference.

(B)
Amendment dated December 5, 2013, to the Fund Administration Servicing Agreement, was previously filed with Post-Effective Amendment No. 554 to the Registration Statement on Form N-1A on December 19, 2013, and is incorporated herein by reference.

(ii)
Transfer Agent Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust's Registration Statement on Form N‑1A on June 28, 2006, and is incorporated herein by reference.

(A)
Addendum dated March 26, 2009, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 282 to the Trust's Registration Statement on Form N-1A on April 21, 2009, and is incorporated herein by reference.

(B)
Amendment dated June 12, 2012, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 433 to the Registration Statement on Form N-1A on June 26, 2012, and is incorporated herein by reference.

(C)
Amendment dated December 5, 2013, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 554 to the Registration Statement on Form N-1A on December 19, 2013, and is incorporated herein by reference.

(iii)
Fund Accounting Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust's Registration Statement on Form N‑1A on June 28, 2006, and is incorporated herein by reference.

(A)
Amendment dated June 12, 2012, to the Fund Accounting Servicing Agreement was previously filed with Post-Effective Amendment No. 433 to the Registration Statement on Form N-1A on June 26, 2012, and is incorporated herein by reference.

(B)
Amendment dated December 5, 2013, to the Fund Accounting Servicing Agreement was previously filed with Post-Effective Amendment No. 554 to the Registration Statement on Form N-1A on December 19, 2013, and is incorporated herein by reference.

(iv)
Amended and Restated Operating Expenses Limitation Agreement, dated December 5, 2013, was previously filed with Post-Effective Amendment No. 554 to the Registration Statement on Form N-1A on December 19, 2013, and is incorporated herein by reference.

(v)
Power of Attorney (O'Connor, Rebhan, Redwine and Wofford) dated December 11, 2008, was previously filed with Post-Effective Amendment No. 275 to the Trust's Registration Statement on Form N-1A on January 23, 2009, and is incorporated herein by reference.

(vi)
Power of Attorney (Duree) dated January 29, 2014, was previously filed with Post-Effective Amendment No. 577 to the Trust's Registration Statement on Form N-1A on March 24, 2014, and is incorporated herein by reference.

(vii)
Power of Attorney (Woolson) dated January 15, 2016, was previously filed with Post-Effective Amendment No. 698 to the Trust's Registration Statement on Form N-1A on February 12, 2016, and is incorporated herein by reference.

(viii)
Power of Attorney (Mertens) dated March 9, 2017, was previously filed with the Post-Effective Amendment No. 766 to the Trust's Registration Statement on Form N-1A on March 27, 2017, and is incorporated herein by reference.

(i)	Legal Opinion

(i)
Legal Opinion (Kellner Merger Fund) dated June 26, 2012, was previously filed with Post-Effective Amendment No. 433 to the Trust's Registration Statement on Form N-1A on June 26, 2012, and is incorporated herein by reference.

(j)
Consent of Independent Registered Public Accounting Firm, was previously filed with Post-Effective Amendment No. 832 to the Trust's Registration Statement on Form N-1A on April 26, 2018, and is incorporated herein by reference.

(k)	Omitted Financial Statements – not applicable.

(l)
Subscription Agreements dated February 25, 1997, were previously filed with Pre-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A on February 28, 1997, and are incorporated herein by reference.

(m)	Rule 12b-1 Plan was previously filed with Post-Effective Amendment No. 433 to the Registration Statement on Form N-1A on June 26, 2012, and is incorporated herein by reference.

(i)
Amended Schedule B dated December 5, 2013 to the Rule 12b-1 Plan, was previously filed with Post-Effective Amendment No. 554 to the Trust's Registration Statement on Form N-1A on December 19, 2013, and is incorporated herein by reference.

(n)
Amended and Restated Rule 18f-3 Plan dated February 17, 2017, was previously filed with the Post-Effective Amendment No. 779 to the Trust's Registration Statement on Form N-1A on April 25, 2017, and is incorporated herein by reference.

(o)	Reserved.

(p)	Codes of Ethics.

(i)
Code of Ethics for the Registrant dated March 2014, was previously filed with Post-Effective Amendment No. 577 to the Trust's Registration Statement on Form N‑1A on March 24, 2014, and is incorporated herein by reference.

(ii)
Code of Ethics for the Adviser, was previously filed with Post-Effective Amendment No. 832 to the Trust's Registration Statement on Form N-1A on April 26, 2018, and is incorporated herein by reference.

(iii)
Code of Ethics for Access Persons of Quasar Distributors, LLC dated March 17, 2014, was previously filed with Post-Effective Amendment No. 577 to the Trust's Registration Statement on Form N-1A on March 24, 2014, and is incorporated herein by reference.

Item 29.  Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification.

Reference is made to Article VII of the Registrant's Agreement and Declaration of Trust, Article VI of Registrant's Amended and Restated By-Laws and Paragraph 7 of the Distribution Agreement.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the "Securities Act"), the Registrant furnishes the following undertaking:  "Insofar as indemnification for liability arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the U.S. Securities and Exchange Commission ("SEC") such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue."

Item 31.  Business and Other Connections of the Investment Adviser.

With respect to the Adviser (Kellner Management, L.P.), the response to this Item will be incorporated by reference to the Adviser's Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-60864), dated February 16, 2018.  The Adviser's Form ADV may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.

Item 32.  Principal Underwriter - Compass Distributors, LLC (f/k/a/ Foreside Securities, LLC)

(a)	Compass Distributors, LLC (the "Distributor") serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	Kellner Merger Fund, Series of Advisors Series Trust
2.	USA Mutuals

(b)	The following are the Officers and Manager of the Distributor. The Distributor's main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Richard J. Berthy	Three Canal Plaza, Suite 100 Portland, ME 04101	President, Treasurer and Manager	None
Mark A. Fairbanks	Three Canal Plaza, Suite 100 Portland, ME 04101	Vice President	None
Jennifer K. DiValerio	899 Cassatt Road, 400 Berwyn Park, Suite 110 Berwyn, PA 19312	Vice President	None
Susan K. Moscaritolo	899 Cassatt Road, 4 00 Berwyn Park, Suite 110 Berwyn, PA 19312	Vice President and Chief Compliance Officer	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100 Portland, ME 04101	Secretary	None

 (c) Not applicable.

Item 33.  Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the "1940 Act"), are maintained at the following locations:

Records Relating to:	Are located at:
Registrant's Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Registrant's Custodian	U.S. Bank National Association Custody Operations 1555 North River Center Drive, Suite 302 Milwaukee, WI 53212
Registrant's Investment Adviser	Kellner Management, L.P. 900 3rd Avenue, Suite 1401 New York, New York 10022
Registrant's Distributor	Compass Distributors, LLC Three Canal Plaza, Suite 100 Portland, ME 04101

Item 34.  Management Services Not Discussed in Parts A and B.

Not Applicable.

Item 35.  Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act and the 1940 Act, the Registrant certifies that this Post-Effective Amendment No. 846 to its Registration Statement meets all of the requirements for effectiveness under Rule 485(b) and has duly caused this Post-Effective Amendment No. 846 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 19th day of July, 2018.

Advisors Series Trust

By: /s/ Douglas G. Hess
Douglas G. Hess
President, Chief Executive Officer and
Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 846 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Gail S. Duree*	Trustee	July 19, 2018
Gail S. Duree

David G. Mertens*	Trustee	July 19, 2018
David G. Mertens

George Rebhan*	Trustee	July 19, 2018
George Rebhan

Raymond B. Woolson*	Trustee	July 19, 2018
Raymond B. Woolson

Joe D. Redwine*	Trustee	July 19, 2018
Joe D. Redwine

/s/ Cheryl L. King	Treasurer and Principal	July 19, 2018
Cheryl L. King	Financial Officer

/s/ Douglas G. Hess	President, Chief Executive Officer	July 19, 2018
Douglas G. Hess	and Principal Executive Officer

*By: /s/ Douglas G. Hess		July 19, 2018
Douglas G. Hess Attorney-In Fact pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit	Exhibit No.
Distribution Agreement	EX.99.e